Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2016
As Revised June 17, 2016
Summary Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co, LLC now refer to Victory Capital Management Inc.

AMM-L-AMM-N-SUM-16-01 1.9878686.100	August 10, 2016

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2016
As Revised June 17, 2016
Summary Prospectus

Effective July 29, 2016, RS Investment Management Co. LLC has been acquired by Victory Capital Management Inc. Accordingly, all references to RS Investment Management Co. LLC now refer to Victory Capital Management Inc.

AMM-SUM-16-01 1.9878688.100	August 10, 2016